UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

MAY 31, 2016

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 58.1%
Argentina - 5.0%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000	$572,565	(a)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	540,000	595,350	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	710,000	761,475	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	480,000	504,000	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	850,000	894,200	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,626,364	1,780,869
Republic of Argentina, Senior Notes	7.625%	4/22/46	470,000	481,750	(a)

Total Argentina				5,590,209

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	400,000	394,540	(b)

Cameroon - 0.2%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000	197,000	(a)

Chile - 0.3%
Banco del Estado de Chile, Senior Notes	3.875%	2/8/22	300,000	315,185	(a)

Colombia - 1.6%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	950,000	942,875
Republic of Colombia, Senior Bonds	5.625%	2/26/44	880,000	875,600

Total Colombia				1,818,475

Costa Rica - 0.8%
Republic of Costa Rica, Notes	7.000%	4/4/44	970,000	891,188	(a)

Croatia - 0.6%
Republic of Croatia, Senior Notes	6.625%	7/14/20	620,000	676,637	(a)

Dominican Republic - 1.4%
Dominican Republic, Senior Notes	5.500%	1/27/25	570,000	570,000	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000	1,057,350	(a)

Total Dominican Republic				1,627,350

Ecuador - 1.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,754,000	1,767,155	(a)

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	270,000	232,875	(a)

El Salvador - 0.4%
Republic of El Salvador, Notes	6.375%	1/18/27	490,000	425,075	(a)

Gabon - 0.6%
Gabonese Republic, Bonds	6.375%	12/12/24	420,000	352,800	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	330,000	279,675	(a)

Total Gabon				632,475

Georgia - 0.4%
Republic of Georgia, Bonds	6.875%	4/12/21	390,000	430,455	(b)

Ghana - 0.8%
Republic of Ghana, Bonds	8.125%	1/18/26	240,000	196,800	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	680,000	683,400	(a)

Total Ghana				880,200

Guatemala - 0.2%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	240,000	237,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.5%
Republic of Honduras, Senior Notes	7.500%	3/15/24	500,000		$541,250	(b)

Hungary - 3.0%
Republic of Hungary, Senior Notes	5.375%	3/25/24	2,300,000		2,551,390
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		830,204

Total Hungary					3,381,594

Indonesia - 5.5%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000		113,521	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		825,997	(b)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	810,000		799,188	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	710,000		804,175	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,440,000		1,472,133	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,042,761	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,157,278	(b)

Total Indonesia					6,215,053

Ivory Coast - 0.9%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	400,000		362,500	(b)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	670,000		633,988	(a)

Total Ivory Coast					996,488

Jamaica - 0.6%
Government of Jamaica, Senior Notes	6.750%	4/28/28	700,000		726,250

Jordan - 0.2%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		211,250	(a)

Kazakhstan - 1.3%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,460,000		1,432,859	(b)

Kenya - 0.4%
Republic of Kenya, Senior Notes	5.875%	6/24/19	430,000		420,325	(a)

Lithuania - 0.8%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	800,000		929,802	(a)

Mexico - 3.7%
United Mexican States, Senior Bonds	8.000%	6/11/20	3,324,800	MXN	197,054
United Mexican States, Senior Bonds	6.500%	6/9/22	13,700,200	MXN	770,759
United Mexican States, Senior Bonds	10.000%	12/5/24	3,880,000	MXN	266,627
United Mexican States, Senior Notes	3.600%	1/30/25	1,400,000		1,415,750
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		467,650
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		1,048,729

Total Mexico					4,166,569

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	400,000		392,500	(a)

Nigeria - 0.3%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	380,000		360,597	(a)

Pakistan - 0.5%
Republic of Pakistan, Senior Notes	8.250%	4/15/24	500,000		533,827	(b)

Panama - 0.6%
Republic of Panama, Senior Bonds	6.700%	1/26/36	531,000		669,060

Paraguay - 0.5%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	600,000		618,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Peru - 1.3%
Republic of Peru, Senior Bonds	8.750%	11/21/33	640,000	$955,200
Republic of Peru, Senior Bonds	6.550%	3/14/37	308,000	388,850
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000	134,520

Total Peru				1,478,570

Philippines - 2.3%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,300,000	2,537,461

Poland - 1.5%
Republic of Poland, Senior Notes	5.000%	3/23/22	634,000	710,417
Republic of Poland, Senior Notes	3.000%	3/17/23	1,000,000	1,010,234

Total Poland				1,720,651

Romania - 1.0%
Republic of Romania, Senior Notes	4.875%	1/22/24	820,000	893,906	(b)
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000	261,631	(a)

Total Romania				1,155,537

Russia - 6.0%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,600,000	2,760,680	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,012,480	1,237,002	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	2,600,000	2,730,650	(a)

Total Russia				6,728,332

Senegal - 0.4%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000	425,500	(b)

South Africa - 1.4%
Republic of South Africa, Senior Notes	4.875%	4/14/26	1,580,000	1,554,530

Sri Lanka - 0.9%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	370,000	374,942	(a)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	620,000	588,388	(b)

Total Sri Lanka				963,330

Tunisia - 0.3%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	360,000	323,879	(a)

Turkey - 3.9%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	570,000	610,362
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,240,000	1,207,707
Republic of Turkey, Senior Notes	6.250%	9/26/22	980,000	1,081,612
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,260,000	1,445,801

Total Turkey				4,345,482

United Arab Emirates - 1.1%
Abu Dhabi Government International Bond, Senior Notes	3.125%	5/3/26	1,280,000	1,285,549	(a)

Uruguay - 1.3%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	310,000	289,850
Republic of Uruguay, Senior Notes	4.375%	10/27/27	1,079,235	1,119,706

Total Uruguay				1,409,556

Venezuela - 2.2%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	2,555,000	1,092,262
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000	27,850
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	3,426,000	1,400,377	(b)

Total Venezuela				2,520,489

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Vietnam - 0.7%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	780,000	$797,275	(a)

Zambia - 0.2%
Republic of Zambia, Senior Notes	8.970%	7/30/27	270,000	222,750	(a)

TOTAL SOVEREIGN BONDS (Cost - $66,322,670)				65,181,034

CORPORATE BONDS & NOTES - 40.7%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000	326,800	(a)

CONSUMER STAPLES - 0.6%
Food Products - 0.6%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	700,000	701,322	(a)

ENERGY - 17.4%
Oil, Gas & Consumable Fuels - 17.4%
Ecopetrol SA, Senior Notes	7.625%	7/23/19	60,000	66,900
Ecopetrol SA, Senior Notes	5.875%	5/28/45	700,000	567,770
Empresa Nacional del Petroleo, Senior Notes	4.375%	10/30/24	200,000	205,919	(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000	375,823	(a)
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000	395,550	(b)
KazMunayGas National Co. JSC, Senior Notes	7.000%	5/5/20	1,230,000	1,328,400	(b)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	471,250	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	400,000	444,408	(b)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	590,000	92,925	*(b)(c)(d)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	950,000	149,625	*(a)(c)(d)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	500,000	78,750	*(b)(d)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,400,000	1,242,500
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000	558,019
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	430,000	288,100
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	269,100
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,180,000	1,051,308	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	793,333	515,587	(b)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,130,000	434,937	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000	845,044
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	550,000	572,000
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	560,000	561,050
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000	895,213
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000	454,155	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	588,140
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	680,000	579,700
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	390,000	428,417	(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	270,000	284,648	(a)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	820,000	848,041	(a)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	543,748	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	530,000	530,111	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	430,000	464,400	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	750,000	763,001	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	340,098	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000	307,299	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	730,000	726,715	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	540,000	567,000	(a)
YPF Sociedad Anonima, Senior Notes	8.750%	4/4/24	640,000	671,168	(a)

Total Energy				19,506,819

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 8.3%
Banks - 6.4%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	$550,200	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000	302,400	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	196,460	(a)(e)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	1,110,000	1,169,985	(a)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	390,000	396,981	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	720,000	759,878	(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	250,000	262,111
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	380,000	378,480	(a)
Russian Agricultural Bank, Senior Notes	5.298%	12/27/17	500,000	514,245	(b)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	1,260,000	1,262,175	(b)(e)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	200,000	202,448	(a)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	1,180,000	1,179,498	(a)

Total Banks				7,174,861

Capital Markets - 0.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	440,000	447,999	(a)

Diversified Financial Services - 1.5%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,260,000	1,301,580	(a)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	320,000	431,736	(b)

Total Diversified Financial Services				1,733,316

TOTAL FINANCIALS				9,356,176

INDUSTRIALS - 2.8%
Building Products - 0.3%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	400,000	318,000	(a)

Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	274,965	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	246,000	77,490	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	180,480	25,267	(a)

Total Construction & Engineering				377,722

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	204,500	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	450,000	476,038	(b)

Total Industrial Conglomerates				680,538

Transportation Infrastructure - 1.6%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	400,000	420,712	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	770,000	749,942	(a)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	540,000	559,170	(b)

Total Transportation Infrastructure				1,729,824

TOTAL INDUSTRIALS				3,106,084

MATERIALS - 6.5%
Chemicals - 1.4%
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	555,984	(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	210,240	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	843,535	(a)

Total Chemicals				1,609,759

Construction Materials - 1.3%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	370,000	365,375	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	120,000	118,500	(b)
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	209,480	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	440,000	429,000	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	341,000	(a)

Total Construction Materials				1,463,355

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.2%
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	270,000	$280,800	(b)

Metals & Mining - 2.5%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	900,000	874,965	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	250,000	258,427	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	387,515	(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	300,000	243,000	(a)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	330,000	338,671	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	340,000	330,987
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	398,000	332,330

Total Metals & Mining				2,765,895

Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	350,000	370,988
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	285,860	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	180,000	185,677	(a)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	380,000	375,250	(a)

Total Paper & Forest Products				1,217,775

TOTAL MATERIALS				7,337,584

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	280,000	286,614	(a)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	310,000	309,954	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	480,000	99,360	(a)(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	200,000	218,602	(a)

Total Diversified Telecommunication Services				914,530

Wireless Telecommunication Services - 0.3%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000	267,500	(b)

TOTAL TELECOMMUNICATION SERVICES				1,182,030

UTILITIES - 3.7%
Electric Utilities - 3.0%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,070,000	1,102,100	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	370,000	378,325	(a)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	250,000	285,797	(b)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	300,000	324,300	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	600,000	558,000	(a)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	730,000	746,692	(a)

Total Electric Utilities				3,395,214

Independent Power and Renewable Electricity Producers - 0.7%
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	570,000	571,083	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	200,000	211,154	(a)

Total Independent Power and Renewable Electricity Producers				782,237

TOTAL UTILITIES				4,177,451

TOTAL CORPORATE BONDS & NOTES (Cost - $49,396,740)				45,694,266

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, ADR (Cost - $49,621)			27,103	$66,495	*(a)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $106,672)		1/17/17	4,819,500	25,095

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,875,703)				110,966,890

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $535,040)	0.239%		535,040	535,040

TOTAL INVESTMENTS - 99.4% (Cost - $116,410,743#)				111,501,930
Other Assets in Excess of Liabilities - 0.6%				632,862

TOTAL NET ASSETS - 100.0%				$112,134,792

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	The coupon payment on these securities is currently in default as of May 31, 2016.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
MXN	— Mexican Peso
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$65,181,034	—	$65,181,034
Corporate Bonds & Notes	—	45,694,266	—	45,694,266
Common Stocks	—	66,495	—	66,495
Purchased Options	—	25,095	—	25,095

Total Long-Term Investments	—	$110,966,890	—	$110,966,890

Short-Term Investments†	$535,040	—	—	$535,040

Total Investments	$535,040	$110,966,890	—	$111,501,930

Other Financial Instruments:
Futures Contracts	$2,474	—	—	$2,474
Forward Foreign Currency Contracts	—	$7,242	—	7,242

Total Other Financial Instruments	$2,474	$7,242	—	$9,716

Total	$537,514	$110,974,132	—	$111,511,646

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$76,417	—	$76,417

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,137,649
Gross unrealized depreciation	(8,046,462)

Net unrealized depreciation	$(4,908,813)

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	15	9/16	$1,944,893	$1,945,312	$419
U.S. Treasury Long-Term Bonds	5	9/16	814,508	816,563	2,055

Net unrealized appreciation on open futures contracts					$2,474

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	107,000,000	USD	1,595,924	Citibank, N.A.	6/13/16	$(8,754)
IDR	15,192,209,622	USD	1,144,423	Citibank, N.A.	6/28/16	(37,483)
USD	1,651,107	SGD	2,266,639	Citibank, N.A.	8/15/16	7,242
BRL	6,257,978	USD	1,724,436	JPMorgan Chase & Co.	8/15/16	(30,180)

Total						$(69,175)

Abbreviations used in this table:

BRL	— Brazilian Real
IDR	— Indonesian Rupiah
INR	— Indian Rupee
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016